OTHER INCOME - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Government Grants [Abstract]
Income from government grants	€ 1,601	€ 435	€ 684